[CHAPMAN AND CUTLER LETTERHEAD]

February 26, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs® Trust
(Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs® Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1434 and under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 1435 to the Registrant’s registration statement on Form N-1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Innovator Equity Managed 100 Buffer ETF™ (the “Fund”), a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the above referenced Amended Registration Statement. We have relied upon the registration statement relating to the Innovator Equity Managed Floor ETF (File Nos. 333-146827 and 811-22135, Post-Effective Amendment No. 1119 under the 1933 Act and Post-Effective Amendment No. 1120 under the 1940 Act), Innovator Nasdaq-100 Managed Floor ETF (File Nos. 333-146827 and 811-22135, Post-Effective Amendment No. 1109 under the 1933 Act and Post-Effective Amendment No. 1110 under the 1940 Act) and Innovator U.S. Small Cap Managed Floor ETF (File Nos. 333-146827 and 811-22135, Post-Effective Amendment No. 1284 under the 1933 Act and Post-Effective Amendment No. 1285 under the 1940 Act (the “Prior Innovator Funds”) as precedent in drafting the Amended Registration Statement. The Amended Registration Statement contains disclosure that the Registrant considers substantially identical to that in the Prior Innovator Funds.

The disclosure in the Amended Registration Statement with regard to the description of the Fund, the investment objective, strategy and policies, the risks associated with investment in the Fund and the management of the Fund is materially similar to the disclosures made in the registration statement relating to each Prior Innovator Fund common shares. The disclosure in the Amended Registration Statement has been revised only as necessary to reflect certain Fund portfolio changes and update, as applicable, the exposure of the Fund’s portfolio (in this regard, the Fund’s exposure matches that of the Innovator Equity Managed Floor ETF).

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren